Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired during Fiscal 2014 (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2014
Impatex [Member]
Business Acquisition [Line Items]
Cash acquired	$ 200
Compudata [Member]
Business Acquisition [Line Items]
Cash acquired	166
KSD [Member]
Business Acquisition [Line Items]
Cash acquired	$ 199